Tax Receivable Agreement Obligation (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 03, 2016
Additions (reductions) to Tax Receivable Agreement obligation			$ (295)
Effective tax rate at federal statutory rate			35.00%
Estimated undiscounted future payments under Tax Receivable Agreement			$ 1,200	$ 2,100
Estimated future tax payments under Tax Receivables Agreement, approximate amount attributable to first fifteen tax years after Emergence (percent)			50.00%
Tax receivable agreement obligation			$ 357
Subsequent Event [Member]
Effective tax rate at federal statutory rate		21.00%
Successor
Percent of cash tax savings due Tax Receivable Agreement Rights Holders			85.00%
Tax receivable agreement obligation	$ 596		$ 357	$ 596	$ 574
Impacts of tax receivable agreement	(22)		213
Payments	0		26
Accretion expense	$ 22		$ 82